PRINCIPAL ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) item $ / ¥	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Foreign currency exchange rate | $ / ¥	7.0999
Gain on investments	¥ 25,760		¥ 19,865	¥ 14,524
Accounts receivable, net of allowance for doubtful accounts	42,907		10,651
Provisions for doubtful accounts	¥ 42,354	$ 5,965	10,651
Number of reporting units | item	1	1
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true	true
Revenue, Remaining Performance Obligation, Optional Exemption, Variable Consideration [true false]	true	true
Advertising and marketing expenses	¥ 753,490		¥ 944,471	¥ 574,569
First service period for options and restricted share units granted to employees and non-employees, including directors	2 years	2 years
Second service period for options and restricted share units granted to employees and non-employees, including directors	4 years	4 years